RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTIES
Schedule of transactions with related parties

	December 31,	December 31,
	2018	2017
Statements of financial position
Short-term investments	12,086	10,064
Accounts receivable, current	6,385	11,358
Accounts receivable, non-current	2,545	2
Bank loans to customers, current	2,244	—
Advances for property, plant and equipment	1,380	1
Right-of-use assets	1,359	—
Cash and cash equivalents	938	19,715
Bank loans to customers, non-current	612	—
Other investments	149	767
Bank deposits and liabilities, current	(42,642)	—
Accounts payable	(1,301)	(1,102)
Bank deposits and liabilities, non-current	(1,044)	—
Lease obligations, non-current	(1,007)	—
Lease obligations, current	(185)	—

	2018	2017
Statements of profit or loss
Revenue	(4,352)	(3,349)
Operating expenses / (income)	2,396	4,053
Finance (income) / expenses	(1,398)	(1,267)
Interest expenses under lease arrangements	(135)	—

Schedule of accounts receivable from and accounts payable to related parties

	December 31,	December 31,
	2018	2017
Accounts receivable
MTS Belarus, the Group’s associate	4,095	4,835
Business Nedvizhimost, a subsidiary of Sistema	2,561	4,052
Sitronics, a subsidiary of Sistema	1,107	317
Zifrovoe TV, the Group’s associate	764	702
MTS Bank, the Group's associate	—	1,232
Other related parties	403	222
Total accounts receivable, related parties	8,930	11,360
Less non-current portion	(2,545)	(2)
Accounts receivable, related parties – current	6,385	11,358
Accounts payable
MTS Belarus, the Group’s associate	678	828
TelecomCapStroi, a subsidiary of Sistema	237	—
Moscow Business Incubator, a subsidiary of Sistema	152	—
Other related parties	234	274
Total accounts payable, related parties	1,301	1,102

Schedule of advances for the purchase of property, plant and equipment, Intangible Assets and other assets to related parties

	December 31,	December 31,
	2018	2017
Advances given for property, plant and equipment:
TelecomCapStroi, a subsidiary of Sistema	1,317	—
Other related parties	63	1
Total advances given for property, plant and equipment	1,380	1

	2018	2017

Purchases of property, plant and equipment, intangible assets and other assets:
Moscow Business Incubator, a subsidiary of Sistema	4,450	—
Mosdachtrest, a subsidiary of Sistema	1,711	—
Business Nedvizhimost, a subsidiary of Sistema	328	—
Other related parties	158	—

Total purchases of property, plant and equipment, intangible assets and other assets	6,647	—

Schedule of lease transactions, related parties

December 31,
2018

Carrying value of right-of-use assets:
Business Nedvizhimost, a subsidiary of Sistema	919
Kronshtadt, a subsidiary of Sistema	121
Other related parties	319

Total carrying value of right-of-use assets	1,359

December 31,
2018

Lease obligations:
Business Nedvizhimost, a subsidiary of Sistema	793
Kronshtadt, a subsidiary of Sistema	109
Other related parties	290

Total lease obligations	1,192
Less non-current portion	(1,007)

Lease obligations, related parties – current	185

Schedule of bank loans to customers, interbank loans provided to related parties

December 31,
2018

Bank loans due, related parties
Kronshtadt, a subsidiary of Sistema	802
Leader-Invest, a subsidiary of Sistema	612
Binofarm, a subsidiary of Sistema	412
Kronshtadt Technology, a subsidiary of Sistema	440
Sistema, parent company	254
Sistema-finance, a subsidiary of Sistema	183
Technology for Aviation, a subsidiary of Sistema	153

Total bank loans due, related parties	2,856
Less non-current portion	(612)

Bank loans due, related parties – current	2,244

Schedule of bank deposits and liabilities from related parties

2018

Bank deposits and liabilities:
Key management personnel of the Group and its parent	29,658
Sistema, parent company	4,610
Sistema Telecom Activy, a subsidiary of Sistema	1,542
Project Michurinskiy, a subsidiary of Sistema	952
Medsi Group, a subsidiary of Sistema	745
Sistema Real Estate, a subsidiary of Sistema	599
CTV, a subsidiary of Sistema	536
Sitronics, a subsidiary of Sistema	525
Leader-Invest, a subsidiary of Sistema	433
Sistema-Invest, a subsidiary of Sistema	338
RTI, a subsidiary of Sistema	323
Sistema Venture Capital, a subsidiary of Sistema	319
BashRES, a subsidiary of Sistema	309
Sistema Capital, a subsidiary of Sistema	239
TelecomCapStroi, a subsidiary of Sistema	238
BF-Sistema, a subsidiary of Sistema	233
Business Nedvizhimost, a subsidiary of Sistema	226
MBI, a subsidiary of Sistema	138
Intourautoservice, a subsidiary of Sistema	128
Detskii Mir, a subsidiary of Sistema	113
Other related parties	1,485

Total bank deposits and liabilities	43,686

Less non-current portion	(1,044)

Total bank deposits and liabilities - current	42,642

Schedule of investments in related parties

	December 31,	December 31,
	2018	2017
Short-term investments
Sistema Capital, a subsidiary of Sistema (assets management)	11,644	9,600
Promissory notes of Intellect Telecom, a subsidiary of Sistema	283	257
Other loans receivable	159	207
Total short-term investments in related parties	12,086	10,064
Other investments
Promissory notes issued by Sistema	—	618
Total other investments to related parties	—	618
Other investments in shares
Sistema Venture Capital, a subsidiary of Sistema	117	117
Other investments	32	32
Total investments in shares of related parties	149	149

Schedule of revenue and operating transactions with related parties

	2018	2017	2016
Revenues from related parties
MTS Bank, the former Group’s associate (telecommunication and call center services, bank cards distribution commission)	1,271	1,507	900
Sitronics, subsidiary of Sistema (construction of a fiber optic lines)	1,195	303	—
Zifrovoe TV, the Group’s associate (subscriber acquisition services)	508	724	55
MTS Belarus, the Group’s associate (roaming and interconnect services)	296	248	276
Detsky Mir, subsidiary of Sistema (telecommunication services)	175	188	129
Medsi Group, subsidiary of Sistema (telecommunication and call center services)	166	156	242
Other related parties	741	223	576
Total revenues from related parties	4,352	3,349	2,178
Operating expenses / (income) incurred on transactions with related parties
MTS Bank, the Group’s associate (commission related expenses)	1,217	2,259	347
Koncel, a subsidiary of Sistema (sale of scrap metal)	(1,141)	—	—
Key management personnel of the Group and its parent (interest expense)	705	—	—
Sistema-invest, a subsidiary of Sistema (change in fair value of financial instruments held by MTS-Bank)	325	—	—
AB Safety, a subsidiary of Sistema (security services)	324	302	271
Sistema, parent company (interest expense)	284	—	—
Jet Air Group, subsidiary of Sistema (transportation services)	135	172	183
MTS Belarus, the Group’s associate (roaming and interconnect services)	104	121	161
Business Nedvizhimost, a subsidiary of Sistema (rent and sale of real estate)	39	821	246
Maxima, a subsidiary of Sistema (advertising services)	19	143	1,018
Other related parties	385	235	888
Total operating expenses / (income) incurred on transactions with related parties	2,396	4,053	3,114

Schedule of finance income from related parties

	2018	2017	2016
Finance income from related parties
Sistema Capital, a subsidiary of Sistema (assets management)	465	369	128
Business Nedvizhimost, a subsidiary of Sistema	353	359	491
MTS Bank, the former Group's associate	448	345	285
Other related parties	132	194	81
Total finance income from related parties	1,398	1,267	985